Note 13 - Equity: Share-Based Payment Arrangement, Option, Activity (Details) - Warrant - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	67,674	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 4	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	67,674
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 4
Share-based Compensation Arrangement By Share-based Payment Award Options, Grants in Period, Weighted Average Remaining Contractual Term	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 3 months 18 days